February 2, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings - Rule 497(j)

Re: Dreyfus Premier Opportunity Funds
CIK No. 1111178
1940 Act File No. 811-09891
Registration Statement File No. 333-34474

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 21 to the Fund’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on January 27, 2004.

Please address any comments or questions to the undersigned at (212) 922-6833.

Very truly yours,

/s/Beth Larkin
Beth Larkin

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